SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 08, 2023	Jul. 13, 2023	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 30, 2022	Dec. 21, 2021
Subsequent Event [Line Items]
Principal amount													$ 364,000	$ 12,400,000
Revolving credit conversion to term loan, description						In assigning the selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables
Financing receivable, revolving, converted to term loan						$ 1,200,000
Inventory financing facilities					$ 300,000	$ 300,000			$ 300,000
Increase decrease in accounts receivable					$ 891,111				$ 377,579	$ 40,799	$ (686,197)	$ 435,484
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member]
Subsequent Event [Line Items]
Term	308 days	98 days					280 days
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount								$ 1,000,000
Debt instrument interest rate								15.00%
Revolving credit conversion to term loan, description								In selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables, limited to $1 million in financing, and expects to receive the remaining balance as part of normal collection activities. The inventory financing provided by this facility was limited to the lower of $0.3 million, or a 40% maximum of inventory balances. On June 29, 2023, the Company had drawn $0.8 million in accounts receivable financing and $0.3 million in inventory financing
Financing receivable, revolving, converted to term loan								$ 1,000,000
Inventory financing facilities								300,000
Increase decrease in accounts receivable								$ 800,000
Term			1 year
Unsecured promissory notes, borrowings			$ 205,000
Interest rate			10.00%
Subsequent Event [Member] | Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member]
Subsequent Event [Line Items]
Borrowings			$ 665,000
Future receipts			$ 844,200
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount				$ 114,303
Debt instrument interest rate				10.00%
Term				1 year